Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Dec. 01, 2014
Supplement [Text Block]	cfstii_SupplementTextBlock
Supplement dated November 19, 2015
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI) of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Large Value Quantitative Fund	12/1/2014 6/1/2015
Effective on December 21, 2015, the Fund’s name will change to Columbia Disciplined Value Fund. Accordingly, effective on such date, all references in the prospectus, summary prospectus and SAI to Columbia Large Value Quantitative Fund are deleted and replaced with Columbia Disciplined Value Fund.

Supplement dated November 19, 2015
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI) of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Large Core Quantitative Fund	12/1/2014 6/1/2015
Effective on December 21, 2015, the Fund’s name will change to Columbia Disciplined Core Fund. Accordingly, effective on such date, all references in the prospectus, summary prospectus and SAI to Columbia Large Core Quantitative Fund are deleted and replaced with Columbia Disciplined Core Fund.

Supplement dated November 19, 2015
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI) of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Large Growth Quantitative Fund	12/1/2014 6/1/2015
Effective on December 21, 2015, the Fund’s name will change to Columbia Disciplined Growth Fund. Accordingly, effective on such date, all references in the prospectus, summary prospectus and SAI to Columbia Large Growth Quantitative Fund are deleted and replaced with Columbia Disciplined Growth Fund.

Columbia Large Value Quantitative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfstii_SupplementTextBlock
Supplement dated November 19, 2015
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI) of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Large Value Quantitative Fund	12/1/2014 6/1/2015
Effective on December 21, 2015, the Fund’s name will change to Columbia Disciplined Value Fund. Accordingly, effective on such date, all references in the prospectus, summary prospectus and SAI to Columbia Large Value Quantitative Fund are deleted and replaced with Columbia Disciplined Value Fund.

Columbia Large Core Quantitative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfstii_SupplementTextBlock
Supplement dated November 19, 2015
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI) of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Large Core Quantitative Fund	12/1/2014 6/1/2015
Effective on December 21, 2015, the Fund’s name will change to Columbia Disciplined Core Fund. Accordingly, effective on such date, all references in the prospectus, summary prospectus and SAI to Columbia Large Core Quantitative Fund are deleted and replaced with Columbia Disciplined Core Fund.

Columbia Large Growth Quantitative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfstii_SupplementTextBlock
Supplement dated November 19, 2015
to the Prospectus, Summary Prospectus and Statement of Additional Information (SAI) of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Large Growth Quantitative Fund	12/1/2014 6/1/2015
Effective on December 21, 2015, the Fund’s name will change to Columbia Disciplined Growth Fund. Accordingly, effective on such date, all references in the prospectus, summary prospectus and SAI to Columbia Large Growth Quantitative Fund are deleted and replaced with Columbia Disciplined Growth Fund.